Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 1	$ 650,000
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 2	0.86
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 3	0.58
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 4	2,690,000
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 5	0.82
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 6	0.49
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 7	(1,995,000)
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 8	0.83
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 9	0.51
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 10	0
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 11	0
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 12	0
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 13	1,345,000
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 14	0.82
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 15	0.49
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 16	2,917,000
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 17	0.31
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 18	0.16
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 19	(2,049,250)
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 20	0.64
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 21	0.37
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 22	0
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 23	0
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 24	0
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 25	$ 2,212,750
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 26	0.31
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 27	0.16